Other Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 42,984	$ 42,984
Accumulated amortization	24,589	20,829
Other intangible assets, net	$ 18,395	22,155
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Original amount	$ 17,464	17,464
Accumulated amortization	6,927	4,743
Other intangible assets, net	10,537	12,721
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	25,520	25,520
Accumulated amortization	17,662	16,086
Other intangible assets, net	$ 7,858	$ 9,434
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years